Nationwide Life Insurance Company: • Nationwide Provident VLI Separate Account 1

Prospectus supplement dated May 3, 2010 to
Prospectus dated May 1, 2010

This supplement updates certain information contained in your prospectus.  Please read it and keep it with your prospectus for future reference.

1.	“Appendix B: Portfolio Information” is amended to reflect that the following underlying mutual funds do not assess (or reserve the right to assess) a short-term trading fee:

Fidelity Variable Insurance Products Fund – VIP Asset Manager Portfolio: Initial Class
Fidelity Variable Insurance Products Fund – VIP Asset Manager: Growth Portfolio: Initial Class
Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Initial Class
Nationwide Variable Insurance Trust – NVIT Investor Destinations Moderate Fund: Class II
Nationwide Variable Insurance Trust – NVIT Money Market Fund: Class IV
Nationwide Variable Insurance Trust – NVIT Multi-Manager Mid Cap Growth Fund: Class I
Nationwide Variable Insurance Trust – NVIT Multi-Manager Small Cap Value Fund: Class I
Nationwide Variable Insurance Trust – NVIT Multi-Manager Small Cap Value Fund: Class IV
Nationwide Variable Insurance Trust – NVIT Multi-Manager Small Company Fund: Class IV
Nationwide Variable Insurance Trust – NVIT Nationwide Fund: Class IV
Nationwide Variable Insurance Trust – NVIT S&P 500 Fund: Class IV
Nationwide Variable Insurance Trust – Oppenheimer NVIT Large Cap Growth Fund: Class I